Share-Based Compensation - Summary of Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	31,084,006
Number of options, granted	7,577,122
Number of options, Exercised	(5,147,032)
Number of options, Forfeited/cancel	(1,907,630)
Number of options, Outstanding ending balance	31,606,466	31,084,006
Number of options, Exercisable	15,313,350
Weighted average exercise price per option, Outstanding beginning balance	$ 0.0767
Weighted average exercise price per option, Granted	0.0002
Weighted average exercise price per option, Exercised	0.0618
Weighted average exercise price per option, Forfeited	0.0226
Weighted average exercise price per option, Outstanding ending balance	0.0641	$ 0.0767
Weighted average exercise price per option, Exercisable	$ 0.0924
Weighted average remaining contractual life, Outstanding beginning balance	7 years 7 months 17 days	8 years 1 month 21 days
Weighted average remaining contractual term options outstanding	7 years 7 months 17 days	8 years 1 month 21 days
Weighted average remaining contractual life, Exercisable	6 years 9 months 4 days
Aggregated intrinsic value, Outstanding beginning balance	$ 246,597
Aggregated intrinsic value, Outstanding ending balance	288,439	$ 246,597
Aggregated intrinsic value, Exercisable	$ 139,314
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	10,200,000
Number of options, Forfeited/cancel	(2,200,000)
Number of options, Outstanding ending balance	8,000,000	10,200,000
Number of options, Exercisable	3,458,333
Weighted average exercise price per option, Outstanding beginning balance	$ 0.1080
Weighted average exercise price per option, Forfeited	0.1055
Weighted average exercise price per option, Outstanding ending balance	0.1088	$ 0.1080
Weighted average exercise price per option, Exercisable	$ 0.1086
Weighted average remaining contractual life, Outstanding beginning balance	8 years 2 months 9 days	9 years 3 months 4 days
Weighted average remaining contractual term options outstanding	8 years 2 months 9 days	9 years 3 months 4 days
Weighted average remaining contractual life, Exercisable	8 years 1 month 17 days
Aggregated intrinsic value, Outstanding beginning balance	$ 20
Aggregated intrinsic value, Outstanding ending balance	10	$ 20
Aggregated intrinsic value, Exercisable	$ 5